UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Value		Value
		COMMON STOCKS - 90.64%
		Consumer Discretionary - 11.64%
		Auto Components - 4.78%
	121,300	Gentex Corp.	$2,388,397
	21,400	Johnson Controls, Inc.	2,477,478
			4,865,875

		Hotels Restaurants & Leisure - 4.06%
	23,300	Las Vegas Sands Corp. (a)	1,779,887
	46,400	McDonald's Corp.	2,355,264
			4,135,151

		Leisure Equipment & Products - 0.93%
	29,200	Brunswick Corp.	952,796

		Specialty Retail - 1.87%
	36,000	Tiffany & Co.	1,910,160
		Total Consumer Discretionary	11,863,982

		Consumer Staples - 9.56%
		Beverages - 2.36%
	46,000	The Coca-Cola Co.	2,406,260

		Food Products - 1.57%
	28,950	Wm. Wrigley Jr. Co.	1,601,225

		Household Products - 5.63%
	25,300	Colgate-Palmolive Co.	1,640,705
	26,800	Kimberly-Clark Corp.	1,792,652
	37,515	Procter & Gamble Co.	2,295,543
			5,728,900
		Total Consumer Staples	9,736,385

		Energy - 3.69%
		Energy Equipment & Services - 2.04%
	60,200	Halliburton Co.	2,076,900

		Oil & Gas - 1.65%
	39,900	World Fuel Services Corp.	1,678,194
		Total Energy	3,755,094

		Financials - 5.46%
		Insurance - 5.46%
	53,100	AFLAC, Inc.	2,729,340
	40,500	American International Group, Inc.	2,836,215
		Total Financials	5,565,555

		Health Care - 24.52%
		Health Care Equipment & Supplies - 11.68%
	46,900	Baxter International, Inc.	2,642,346
	39,900	DENTSPLY International, Inc.	1,526,574
	110,200	ev3, Inc. (a)	1,860,176
	47,600	Mentor Corp.	1,936,368
	38,800	Sigma-Aldrich Corp.	1,655,596
	36,800	Varian Medical Systems, Inc. (a)	1,564,368
	12,100	Waters Corp. (a)	718,256
			11,903,684

		Health Care Providers & Services - 2.28%
	72,300	IMS Health, Inc.	2,322,999

		Pharmaceuticals - 10.56%
	46,000	Abbott Laboratories	2,463,300
	29,100	Johnson & Johnson	1,793,142
	105,200	Schering-Plough Corp.	3,202,288
	57,500	Wyeth	3,297,050
			10,755,780
		Total Health Care	24,982,463

		Industrials - 6.40%
		Air Freight & Logistics - 1.10%
	27,200	Expeditors International Washington, Inc.	1,123,360

		Commercial Services & Supplies - 5.30%
	42,200	Getty Images, Inc. (a)	2,017,582
	34,400	Heidrick & Struggles International, Inc. (a)	1,762,656
	35,100	Sotheby's	1,615,302
			5,395,540
		Total Industrials	6,518,900

		Information Technology - 29.37%
		Communications Equipment - 3.87%
	90,900	Cisco Systems, Inc. (a)	2,531,565
	79,900	Motorola, Inc.	1,414,230
			3,945,795

		Electronic Equipment & Instruments - 5.67%
	53,400	Dolby Laboratories, Inc. - Class A (a)	1,890,894
	104,100	Jabil Circuit, Inc.	2,297,487
	53,000	Molex, Inc.	1,590,530
			5,778,911

		Semiconductor & Semiconductor Equipment - 14.95%
	90,102	Applied Materials, Inc.	1,790,327
	46,000	Broadcom Corp. - Class A (a)	1,345,500
	56,105	Cabot Microelectronics Corp. (a)	1,991,166
	88,400	Entegris, Inc. (a)	1,050,192
	32,100	FormFactor, Inc. (a)	1,229,430
	81,000	Integrated Device Technology, Inc. (a)	1,236,870
	109,300	Intel Corp.	2,596,968
	35,200	KLA-Tencor Corp.	1,934,240
	72,600	National Semiconductor Corp.	2,052,402
			15,227,095

		Software - 4.88%
	63,400	Microsoft Corp.	1,868,398
	89,400	Oracle Corp. (a)	1,762,074
	60,000	Red Hat, Inc. (a)	1,336,800
			4,967,272
		Total Information Technology	29,919,073

		TOTAL COMMON STOCKS (Cost $68,096,523)	92,341,452

		SHORT TERM INVESTMENTS - 9.25%
		Investment Company - 0.78%
	794,833	SEI Daily Income Trust Treasury II Fund - Class B	794,833
		Total Investment Company	794,833

		U.S. Treasury Obligations - 8.47%
		Public Finance, Taxation, And Monetary Policy - 8.21%
	905,000	0.000%, 07/05/2007	904,634
	7,469,000	0.000%, 07/12/2007	7,460,878
			8,365,512

		U.S. Treasury Bill - 0.26%
	259,000	4.880%, 07/19/2007	258,449
		Total U.S. Treasury Obligations	8,623,961

		TOTAL SHORT TERM INVESTMENTS (Cost $9,418,794)	9,418,794

		Total Investments (Cost $77,515,317) - 99.89%	101,760,246

		Other Assets in Excess of Liabilities - 0.11%	112,097

		TOTAL NET ASSETS - 100.00%	$101,872,343

ADR	American Depositary Receipt
(a)	Non-Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments		$ 77,515,317
Gross unrealized appreciation		24,973,635
Gross unrealized depreciation		(728,706)
Net unrealized appreciation		$ 24,244,929

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo USA Global Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo USA Global Fund, Inc.

By   /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     August 28, 2007